Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Classes of current inventories [abstract]
Leather and other raw materials	€ 34,735	€ 45,105	€ 45,151
Goods in process	6,648	6,387	6,383
Finished products	42,844	39,585	39,480
Total	€ 84,227	€ 91,077	€ 91,014